Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2015-2018) (Parenthetical) (Detail) - Plan 2015-18 [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	7 months
Remaining life of plan		7 months